Share-Based Compensation - Summary of Share Units (Performance Share Units) (Parenthetical) (Detail) - Performance Share Units [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 3	$ 4
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 4	$ 3